Schedule III — Supplementary Insurance Information	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information, Disclosure
International General Insurance Holdings Ltd.
Schedule III — Supplementary Insurance Information
As At and For the Years Ended December 31, 2025, 2024 and 2023

Segment	Deferred policy acquisition costs, net	Reserve for unpaid loss and loss adjustment expenses	Unearned premiums	Gross written premiums	Investment income	Net loss and loss adjustment expenses	Net policy acquisition expenses	General and administrative expenses	Net written premiums
	(Expressed in thousands of U.S. Dollars)
December 31, 2025
Long-tail	$30,516	$409,081	$158,810	$167,097	$—	$(87,890)	$(23,534)	$—	$116,988
Short-tail	36,225	316,089	286,162	399,441	—	(92,368)	(42,585)	—	242,184
Reinsurance	3,882	73,169	24,925	100,171	—	(35,524)	(10,751)	—	98,431
Corporate and other	—	—	—	—	54,744	—	—	(97,047)	—
Total	$70,623	$798,339	$469,897	$666,709	$54,744	$(215,782)	$(76,870)	$(97,047)	$457,603

December 31, 2024
Long-tail	$31,608	$396,391	$174,013	$204,428	$—	$(78,741)	$(28,073)	$—	$136,245
Short-tail	32,725	329,151	272,535	412,335	—	(103,249)	(40,488)	—	271,405
Reinsurance	2,722	68,701	18,696	83,383	—	(34,122)	(10,974)	—	81,899
Corporate and other	—	—	—	—	51,883	—	—	(90,362)	—
Total	$67,055	$794,243	$465,244	$700,146	$51,883	$(216,112)	$(79,535)	$(90,362)	$489,549

December 31, 2023
Long-tail	N/A	N/A	N/A	$226,862	$—	$(69,250)	$(31,160)	$—	$152,962
Short-tail	N/A	N/A	N/A	400,682	—	(93,085)	(35,997)	—	283,117
Reinsurance	N/A	N/A	N/A	61,134	—	(26,752)	(7,819)	—	61,134
Corporate and other	—	—	—	—	40,460	—	—	(78,927)	—
Total	N/A	N/A	N/A	$688,678	$40,460	$(189,087)	$(74,976)	$(78,927)	$497,213